Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Nov. 30, 2024	Aug. 12, 2024	May 31, 2024	Nov. 30, 2023	May 31, 2023	Nov. 30, 2022	May 31, 2022	Nov. 30, 2021	May 31, 2021	Nov. 30, 2020	May 31, 2020	Apr. 15, 2020	Jan. 15, 2020	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016	Nov. 30, 2015	Nov. 30, 2014
Jensen Quality Growth ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Jensen Quality Growth ETF NAV
Account Value	$ 10,812	$ 10,000
Class I
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value			$ 407,884		$ 366,367		$ 347,643		$ 357,450		$ 270,250	$ 250,000
Class J
Account Value [Line Items]
Line Graph and Table Measure Name	Class J
Account Value			16,170		14,556		13,832		14,263		10,810	10,000
Class Y
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value			1,633,778		1,467,272		1,391,045		1,430,005		1,081,000	1,000,000
Class I
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 600,619			$ 480,791		$ 452,874		$ 484,440		$ 389,312				$ 341,951	$ 305,107	$ 296,907	$ 258,592	$ 233,295	$ 250,000
Class J
Account Value [Line Items]
Line Graph and Table Measure Name	Class J
Account Value	$ 23,527			18,879		17,825		19,100		15,388				13,548	12,122	11,818	10,319	9,316	10,000
Class Y
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value			1,535,658		1,274,783		1,233,561		1,322,579		907,589		$ 1,000,000
S&P 500 TR Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR Index
Account Value	$ 11,336	$ 10,000
MSCI ACWI Net Total Return Index (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Net Total Return Index (USD)
Account Value			450,136		364,316		361,243		387,526		273,203	250,000
MSCI ACWI Net Total Return Index (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Net Total Return Index (USD)
Account Value			18,005		14,573		14,450		15,501		10,928	10,000
MSCI ACWI Net Total Return Index (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Net Total Return Index (USD)
Account Value			1,800,542		1,457,262		1,444,973		1,550,105		1,092,813	$ 1,000,000
Russell 3000 Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Total Return
Account Value	$ 840,780			625,183		555,182		622,419		492,657				413,915	358,398	339,628	277,764	256,458	250,000
Russell Midcap Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Total Return Index
Account Value	$ 675,614			505,457		491,043		539,732		437,770				382,577	332,799	326,616	275,022	251,151	250,000
Russell 3000 Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Total Return
Account Value	$ 33,631			25,007		22,207		24,897		19,706				16,557	14,336	13,585	11,111	10,258	10,000
Russell Midcap Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Total Return Index
Account Value	$ 27,025			$ 20,218		$ 19,642		$ 21,589		$ 17,511				$ 15,303	$ 13,312	$ 13,065	$ 11,001	$ 10,046	$ 10,000
Russell 3000 Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Total Return
Account Value			1,670,657		1,309,466		1,283,354		1,332,440		925,874		1,000,000
Russell Midcap Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Total Return Index
Account Value			$ 1,447,296		$ 1,175,615		$ 1,231,186		$ 1,320,651		$ 878,761		$ 1,000,000